Contingent liabilities and legal proceedings - Contingent liabilities and UK pension schemes (Details) € in Millions, £ in Millions, $ in Millions, ₨ in Billions, $ in Billions				12 Months Ended
	Apr. 22, 2020 USD ($)	Sep. 29, 2017 INR (₨)	Feb. 12, 2016 INR (₨)	Mar. 31, 2020 INR (₨) item	Mar. 31, 2020 EUR (€) item	Mar. 31, 2020 USD ($) item	Mar. 31, 2020 AUD ($) item	Mar. 31, 2020 EUR (€) item	Mar. 31, 2019 EUR (€)	Apr. 21, 2016	Jul. 13, 2015 GBP (£)
Performance bonds
Contingent liabilities and legal proceedings - Conti
Contingent liability amount								€ 414	€ 337
Other guarantees
Contingent liabilities and legal proceedings - Conti
Contingent liability amount								2,908	€ 2,943
Indian regulatory cases
Contingent liabilities and legal proceedings - Conti
Number of Public Interest Litigations | item				3	3
UK pension schemes
Contingent liabilities and legal proceedings - Conti
Notional value of security								791
UK pension schemes, Vodafone Section
Contingent liabilities and legal proceedings - Conti
Contingent liability amount								€ 1,410
Number of guarantees under pension scheme | item				2		2	2	2
UK pension schemes, CWW Section
Contingent liabilities and legal proceedings - Conti
Contingent liability amount								€ 1,410
Notional value of security								198
THUS Plc Group Scheme
Contingent liabilities and legal proceedings - Conti
Contingent liability amount								€ 113
Vodafone India Limited (VIL) and Vodafone India Services Private Limited (VISPL) | Indian tax cases
Contingent liabilities and legal proceedings - Conti
Amount of damages sought					€ 450,000
Percentage of penalty				300.00%		300.00%	300.00%	300.00%
Vodafone Idea Limited
Contingent liabilities and legal proceedings - Conti
Potential Exposure on Payments between the Parties				₨ 84.0	1,000
Probable cash outflow under the payment mechanism					235
Vodafone Idea Limited | Dispute with Department of Telecommunications (DoT) | Minimum
Contingent liabilities and legal proceedings - Conti
Contingent liability amount | ₨				₨ 514.0
Vodafone Idea Limited | Dispute with Department of Telecommunications (DoT) | Maximum
Contingent liabilities and legal proceedings - Conti
Contingent liability amount								€ 6,200
Vodafone Idea Limited | Advance Payments Made | Subsequent events
Contingent liabilities and legal proceedings - Conti
Advance amount paid under the payment mechanism | $	$ 200
Vodafone India | Indian regulatory case, One time spectrum charges
Contingent liabilities and legal proceedings - Conti
Amount of one time spectrum charges					€ 400
Vodafone International Holdings BV ('VIHBV') | Indian tax cases
Contingent liabilities and legal proceedings - Conti
Percentage of penalty										100.00%
Vodafone India Services Private Limited | Indian tax cases
Contingent liabilities and legal proceedings - Conti
Tax liability								258
Interest payable								€ 521
Deposit amount with tax authorities | £											£ 20
Vodafone Hutchison Australia Pty Limited
Contingent liabilities and legal proceedings - Conti
Proportion of stake (as a percentage)				50.00%	50.00%
Vodafone Hutchison Australia Pty Limited | Other guarantees.
Contingent liabilities and legal proceedings - Conti
Proportion of stake (as a percentage)				50.00%	50.00%
Loan facility covered under guarantee by group company						$ 3,500	$ 1.7
Vodafone International Holdings BV ('VIHBV') | Indian tax cases
Contingent liabilities and legal proceedings - Conti
Amount of damages sought | ₨		₨ 190.7	₨ 221.0